    As filed with the Securities and Exchange Commission on October 15, 2001

                         Securities Act File No. 33-____
                      Investment Company Act File No. 811-
                                    --------
 --------------------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2

                        (Check appropriate box or boxes)

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             PRE-EFFECTIVE AMENDMENT
                            POST-EFFECTIVE AMENDMENT

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. _____

                              ---------------------

                           OPPENHEIMER TREMONT MARKET
                                NEUTRAL FUND, LLC
               (Exact name of Registrant as specified in Charter)

                              6803 South Tucson Way
                               Englewood, CO 80112
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (303) 768-3200

                              ---------------------

                           c/o Katherine P. Feld, Esq.
                        Vice President and Senior Counsel
                             OppenheimerFunds, Inc.
                              6803 South Tucson Way
                               Englewood, CO 80112
                     (Name and address of agent for service)

                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022
 --------------------------------------------------------------------------------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     If any  securities  being  registered  on this  form will be  offered  on a delayed or continuous  basis in reliance on Rule 415 under the Securities Act of
1933, other than securities  offered in connection with a dividend  reinvestment plan, check the following box

     It is  proposed  that this  filing  will  become  effective  when  declared effective pursuant to Section 8(c)

If appropriate, check the following box:

     This  [post-effective]  amendment  designates  a new  effective  date for a previously filed [post-effective amendment] [registration statement].

     This  form is filed  to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under  the  Securities  Act and  the  Securities  Act registration  statement number of the earlier effective  registration  statement for the same offering is ______.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==================================================================================
TITLE OF SECURITIES BEING REGISTERED      PROPOSED MAXIMUM AGGREGATE OFFERING AMOUNT      AMOUNT OF REGISTRATION FEE
-------------------------------------- ------------------------------------------------- ------------------------------
-------------------------------------- ------------------------------------------------- ------------------------------

Limited Liability Company Interests                      $50,000,000                               $[     ]
==================================================================================

     The Registrant  hereby amends this  registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  registration statement shall  thereafter  become effective in accordance with Section 8(a) of the  Securities  Act of 1933 or until the  registration  statement  shall become effective  on such  date  as the  Securities  and  Exchange  Commission,  acting pursuant to said Section 8(a), may determine.

                                                               FORM N-2

                                                      OPPENHEIMER TREMONT MARKET
                                                           NEUTRAL FUND, LLC

                                                              SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this registration statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New York,  and State of New York, on the 15th day of
October, 2001.

                                            OPPENHEIMER TREMONT MARKET
                                                 NEUTRAL FUND, LLC

                                    By:      /s/ John V. Murphy
                                 -----------------------------------------------
                                        Name:    John V. Murphy
                                        Title:   Member

     Pursuant to requirements  of the Securities Act of 1933, this  registration statement has been signed by the following persons in the capacities indicated.

                                         Title                              Date
                                         -----                              ----

/s/ John V. Murphy                       Manager                    October 15, 2001
------------------------------------
John V. Murphy

/s/ Brian W. Wixted                      Principal                  October 15, 2001
------------------------------------
Brian W. Wixted                          Accounting Officer